INDEBTEDNESS - Future Minimum Payments Due (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 3,650
2023	3,650
2024	10,603
2025	24,039
Total	41,942
Interest payable	(11,942)
Unamortized debt issuance costs	(3,007)
Current portion of long-term debt	(26,993)	$ (26,345)
Long-term debt	$ 0